Pensions and other postretirement benefits (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at end of year	14,719		15,092
Absolute Return Investment Redemption Notice Period Range Minimum	5
Absolute Return Investment Redemption Notice Period Range Maximum	90
Absolute Return Investment Redemption Date Frequency Maximum Period For Not Level 3 Category	4
Fair Value Level 3 [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	1,893		1,667
Actual return relating to assets still held at the reporting date	217		133
Purchases, sales and settlements	(168)		75
Transfers in and/or out of Level 3	(198)		18
Fair value of plan assets at end of year	1,744		1,893
Fair Value Level 3 [Member] | Equities [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	24	[1]	18	[1]
Actual return relating to assets still held at the reporting date	2	[1]	3	[1]
Purchases, sales and settlements	(4)	[1]	3	[1]
Transfers in and/or out of Level 3	0	[1]	0	[1]
Fair value of plan assets at end of year	22	[1]	24	[1]
Fair Value Level 3 [Member] | Real estate [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	318	[2]	266	[2]
Actual return relating to assets still held at the reporting date	58	[2]	32	[2]
Purchases, sales and settlements	(162)	[2]	(14)	[2]
Transfers in and/or out of Level 3	0	[2]	34	[2]
Fair value of plan assets at end of year	214	[2]	318	[2]
Fair Value Level 3 [Member] | Oil and gas [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	852	[3]	752	[3]
Actual return relating to assets still held at the reporting date	90	[3]	90	[3]
Purchases, sales and settlements	(53)	[3]	(48)	[3]
Transfers in and/or out of Level 3	0	[3]	58	[3]
Fair value of plan assets at end of year	889	[3]	852	[3]
Fair Value Level 3 [Member] | Infrastructure [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	493	[4]	449	[4]
Actual return relating to assets still held at the reporting date	74	[4]	19	[4]
Purchases, sales and settlements	52	[4]	25	[4]
Transfers in and/or out of Level 3	0	[4]	0	[4]
Fair value of plan assets at end of year	619	[4]	493	[4]
Fair Value Level 3 [Member] | Absolute return [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	206	[5]	182	[5]
Actual return relating to assets still held at the reporting date	(7)	[5]	(11)	[5]
Purchases, sales and settlements	(1)	[5]	109	[5]
Transfers in and/or out of Level 3	(198)	[5]	(74)	[5]
Fair value of plan assets at end of year	0	[5]	206	[5]
Fair Value Level 3 [Member] | Infastructure hedged [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	496	[6]	449	[6]
Actual return relating to assets still held at the reporting date	63	[6]	46	[6]
Purchases, sales and settlements	62	[6]	1	[6]
Transfers in and/or out of Level 3	0	[6]	0	[6]
Fair value of plan assets at end of year	621	[6]	496	[6]
Fair Value Level 3 [Member] | Absolute return hedged [Member]
Defined Benefit Plan Fair Value Of Investments Disclosure [Line Items]
Fair value of plan assets at beginning of year	207	[6]	182	[6]
Actual return relating to assets still held at the reporting date	(8)	[6]	0	[6]
Purchases, sales and settlements	(1)	[6]	99	[6]
Transfers in and/or out of Level 3	(198)	[6]	(74)	[6]
Fair value of plan assets at end of year	0	[6]	207	[6]

[1]	The fair value of equity investments of $22 million ($24 million in 2010) categorized as Level 3 represent units in private equity funds which are valued by their administrators.
[2]	The fair value of real estate investments of $214 million ($318 million in 2010) includes land and buildings classified as Level 3. Land is valued based on the fair value of comparable assets, and buildings are valued based on the present value of estimated future net cash flows or the fair value of comparable assets. Independent valuations of land and buildings are performed triennially.
[3]	The fair value of oil and gas investments of $889 million ($852 million in 2010) classified as Level 3 is valued based on estimated future net cash flows that are discounted using prevailing market rates for transactions in similar assets. The future net cash flows are based on forecasted oil and gas prices and projected future annual production and costs.
[4]	Infrastructure funds consist of $9 million ($29 million in 2010) of trust units that are publicly traded and classified as Level 1, $79 million ($85 million in 2010) of bank loans and bonds issued by infrastructure companies classified as Level 2 and $619 million ($493 million in 2010) of infrastructure funds that are classified as Level 3 and are valued based on earnings multiples. Infrastructure funds cannot be redeemed; distributions will be received from the funds as the underlying investments are liquidated. Infrastructure funds denominated in foreign currencies are fully hedged back to the Canadian dollar, the effects of which are reflected in the values presented in the additional information table presented above.
[5]	Absolute return investments are valued using the net asset value as reported by the fund administrators. All hedge fund investments have contractual redemption frequencies, ranging from monthly to annually, and redemption notice periods varying from 5 to 90 days. Hedge fund investments that have redemption dates less frequent than every four months or that have restrictions on contractual redemption features at the reporting date are classified as Level 3. During the year, absolute return investments having a fair value of $198 million (nil in 2010) were transferred from Level 3 to Level 2 as the restrictions on redemption were lifted.
[6]	This additional information demonstrates the fair value of the infrastructure and absolute return funds after considering the effects of foreign currency hedges.